Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS INC/CT
Prospectus Date	rr_ProspectusDate	Mar. 01, 2022
The Hartford Equity Income Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Hartford Equity Income Fund Summary Section
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a high level of current income consistent with growth of capital.
Expense [Heading]	rr_ExpenseHeading	YOUR EXPENSES.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. Please contact your financial intermediary for more information regarding whether you may be required to pay a brokerage commission or other fees. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000in certain classes of Hartford mutual funds or in The Hartford® SMART529® College Savings Plan. More information about these and other discounts is available from your financial professional and in the “How Sales Charges Are Calculated” section beginning on page 90 of the Fund’s statutory prospectus. Descriptions of any financial intermediary specific sales charge waivers and discounts are set forth in Appendix A to the statutory prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2021, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more will not be subject to a front-end sales charge, but may be subject to a 1.00% contingent deferred sales charge.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000in certain classes of Hartford mutual funds or in The Hartford® SMART529® College Savings Plan.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as shown below, redeem all of your shares at the end of those periods. The example also assumes that:•Your investment has a 5% return each year•The Fund’s operating expenses remain the same•You reinvest all dividends and distributions.Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its assets in equity securities. The Fund invests primarily in equity securities of companies with market capitalizations above $2 billion. At the time of investment, every equity security in which the Fund invests must pay a dividend or be expected to pay a dividend within the next 12 months. The sub-adviser, Wellington Management Company LLP (“Wellington Management”), uses fundamental analysis to identify securities that it believes offer above average yields, below average valuations and the potential for dividend increases in the future. Wellington Management’s fundamental analysis focuses on assessing valuation, quality and capital return with an emphasis on sustainable dividends. As part of this analysis, Wellington Management evaluates financial and competitive conditions, management quality, potential earnings, free cash flow, dividends, and other related measures or indicators of value, including financially material environmental, social, and/or governance (“ESG”) characteristics based on Wellington Management’s proprietary ESG research. Wellington Management believes the integration of financially material ESG characteristics into its investment process allows it to better assess strategic business issues that may impact the long-term quality, dividend sustainability, and ultimately the performance of a company. The factors that Wellington Management considers as part of its fundamental analysis, including the assessment of financially material ESG characteristics, contribute to its overall evaluation of a company’s risk and return potential. The Fund may invest up to 20% of its net assets in the securities of foreign issuers and non-dollar securities. Based on market or economic conditions, the Fund may, through its stock selection process, focus in one or more sectors of the market.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The principal risks of investing in the Fund are described below. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any fund, there is no guarantee that the Fund will achieve its investment objective.Market Risk – Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities of a company may decline in value due to its financial prospects and activities, including certain operational impacts, such as data breaches and cybersecurity attacks. Securities may also decline in value due to general market and economic movements and trends, including adverse changes to credit markets, or as a result of other events such as geopolitical events, natural disasters, or widespread pandemics (such as COVID-19) or other adverse public health developments.Equity Risk – The risk that the price of equity or equity related securities may decline due to changes in a company’s financial condition and overall market and economic conditions.Dividend Risk – Income provided by the Fund may be affected by changes in the dividend policies of the companies in which the Fund invests and the capital resources available for such payments at such companies. At times, the performance of dividend-paying companies may lag the performance of other companies or the broader market as a whole. In addition, the dividend payments of the companies in which the Fund invests may vary over time, and there is no guarantee that a company will pay a dividend at all.Large Cap Securities Risk – The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.Mid-Cap Securities Risk – The securities of mid-capitalization companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.Value Investing Style Risk – Using a value investing style to select investments involves special risks, particularly if it is used as part of a “contrarian” approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value or may even be overpriced. Also, the value investing style may over time go in and out of favor. At times when the value investing style is out of favor, the Fund may underperform other equity funds that use different investing styles. “Value” securities can be undervalued by the market for long periods of time.Active Investment Management Risk – The risk that, if the sub-adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money. As part of the Fund’s investment strategy, the sub-adviser evaluates certain factors as part of the investment process, including ESG characteristics. The analysis of these factors may not work as intended. ESG characteristics are not the only factors considered and as a result, the companies (or issuers) in which the Fund invests may not be companies (or issuers) with favorable ESG characteristics or high ESG ratings.Sector Risk – To the extent the Fund invests more heavily in a particular sector or sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, from the broader market.Foreign Investments Risk – Investments in foreign securities may be riskier, more volatile, and less liquid than investments in U.S. securities. Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection, less stringent accounting, corporate governance, financial reporting and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions and the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions), may affect the value of the Fund’s investments in foreign securities. Changes in currency exchange rates may also adversely affect the Fund’s foreign investments. The impact of the United Kingdom’s departure from the European Union, commonly known as “Brexit,” and the potential departure of one or more other countries from the European Union may have significant political and financial consequences for global markets. This may adversely impact Fund performance.Currency Risk – The risk that the value of the Fund’s investments in foreign securities or currencies will be affected by the value of the applicable currency relative to the U.S. dollar. When the Fund sells a foreign currency or foreign currency denominated security, its value may be worth less in U.S. dollars even if the investment increases in value in its local market. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the revenue earned by issuers of these securities may also be affected by changes in the issuer’s local currency.Securities Lending Risk – The Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.Large Shareholder Transaction Risk – The Fund may experience adverse effects when certain large shareholders redeem or purchase large amounts of shares of the Fund. Such redemptions may cause the Fund to sell securities at times when it would not otherwise do so or borrow money (at a cost to the Fund), which may negatively impact the Fund’s performance and liquidity. Similarly, large purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs.The Fund is subject to certain other risks. For more information regarding risks and investments, please see “Additional Information Regarding Investment Strategies and Risks” and “More Information About Risks” in the Fund’s statutory prospectus.
Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information indicates the risks of investing in the Fund. Keep in mind that past performance does not indicate future results. Updated performance information is available at hartfordfunds.com. The returns in the bar chart and table:•Assume reinvestment of all dividends and distributions•Reflect fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower.The bar chart:•Shows how the Fund’s total return has varied from year to year•Returns do not include sales charges. If sales charges were reflected, returns would have been lower•Shows the returns of Class A shares. Returns for the Fund’s other classes differ only to the extent that the classes do not have the same expenses.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	 The performance information indicates the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	hartfordfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Total returns by calendar year (excludes sales charges)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the chart above:ReturnsQuarter EndedBest Quarter Return12.97%December 31, 2020Worst Quarter Return-22.03%March 31, 2020
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table below shows returns for the Fund over time compared to those of a broad-based market index. After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes. Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ending December 31, 2021 (including sales charges)
The Hartford Equity Income Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.61%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.11%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.97%
Year 1	rr_ExpenseExampleYear01	$ 644
Year 3	rr_ExpenseExampleYear03	842
Year 5	rr_ExpenseExampleYear05	1,057
Year 10	rr_ExpenseExampleYear10	$ 1,674
2012	rr_AnnualReturn2012	13.67%
2013	rr_AnnualReturn2013	29.26%
2014	rr_AnnualReturn2014	9.06%
2015	rr_AnnualReturn2015	(0.70%)
2016	rr_AnnualReturn2016	14.85%
2017	rr_AnnualReturn2017	17.52%
2018	rr_AnnualReturn2018	(7.99%)
2019	rr_AnnualReturn2019	25.92%
2020	rr_AnnualReturn2020	4.35%
2021	rr_AnnualReturn2021	25.16%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.03%)
The Hartford Equity Income Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	rr_ManagementFeesOverAssets	0.61%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.13%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.74%
Year 1	rr_ExpenseExampleYear01	$ 277
Year 3	rr_ExpenseExampleYear03	548
Year 5	rr_ExpenseExampleYear05	944
Year 10	rr_ExpenseExampleYear10	2,052
Year 1	rr_ExpenseExampleNoRedemptionYear01	177
Year 3	rr_ExpenseExampleNoRedemptionYear03	548
Year 5	rr_ExpenseExampleNoRedemptionYear05	944
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 2,052
The Hartford Equity Income Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.61%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.12%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.73%
Year 1	rr_ExpenseExampleYear01	$ 75
Year 3	rr_ExpenseExampleYear03	233
Year 5	rr_ExpenseExampleYear05	406
Year 10	rr_ExpenseExampleYear10	$ 906
The Hartford Equity Income Fund | Class R3
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.61%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.24%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.35%
Year 1	rr_ExpenseExampleYear01	$ 137
Year 3	rr_ExpenseExampleYear03	428
Year 5	rr_ExpenseExampleYear05	739
Year 10	rr_ExpenseExampleYear10	$ 1,624
The Hartford Equity Income Fund | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.61%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.18%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.04%
Year 1	rr_ExpenseExampleYear01	$ 106
Year 3	rr_ExpenseExampleYear03	331
Year 5	rr_ExpenseExampleYear05	574
Year 10	rr_ExpenseExampleYear10	$ 1,271
The Hartford Equity Income Fund | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.61%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.13%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.74%
Year 1	rr_ExpenseExampleYear01	$ 76
Year 3	rr_ExpenseExampleYear03	237
Year 5	rr_ExpenseExampleYear05	411
Year 10	rr_ExpenseExampleYear10	$ 918
The Hartford Equity Income Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.61%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.65%
Year 1	rr_ExpenseExampleYear01	$ 66
Year 3	rr_ExpenseExampleYear03	208
Year 5	rr_ExpenseExampleYear05	362
Year 10	rr_ExpenseExampleYear10	$ 810
The Hartford Equity Income Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.61%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.13%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.74%
Year 1	rr_ExpenseExampleYear01	$ 76
Year 3	rr_ExpenseExampleYear03	237
Year 5	rr_ExpenseExampleYear05	411
Year 10	rr_ExpenseExampleYear10	$ 918
The Hartford Equity Income Fund | Class F
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.61%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.64%
Year 1	rr_ExpenseExampleYear01	$ 65
Year 3	rr_ExpenseExampleYear03	205
Year 5	rr_ExpenseExampleYear05	357
Year 10	rr_ExpenseExampleYear10	$ 798
The Hartford Equity Income Fund | After Taxes on Distributions | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.91%
5 Years	rr_AverageAnnualReturnYear05	9.07%
10 Years	rr_AverageAnnualReturnYear10	10.23%
The Hartford Equity Income Fund | Return Before Taxes | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.28%
5 Years	rr_AverageAnnualReturnYear05	10.94%
10 Years	rr_AverageAnnualReturnYear10	11.87%
The Hartford Equity Income Fund | Return Before Taxes | Class C
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.25%
5 Years	rr_AverageAnnualReturnYear05	11.36%
10 Years	rr_AverageAnnualReturnYear10	11.67%
The Hartford Equity Income Fund | Return Before Taxes | Class I
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.48%
5 Years	rr_AverageAnnualReturnYear05	12.47%
10 Years	rr_AverageAnnualReturnYear10	12.80%
The Hartford Equity Income Fund | Return Before Taxes | Class R3
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.73%
5 Years	rr_AverageAnnualReturnYear05	11.81%
10 Years	rr_AverageAnnualReturnYear10	12.12%
The Hartford Equity Income Fund | Return Before Taxes | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.08%
5 Years	rr_AverageAnnualReturnYear05	12.13%
10 Years	rr_AverageAnnualReturnYear10	12.45%
The Hartford Equity Income Fund | Return Before Taxes | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.46%
5 Years	rr_AverageAnnualReturnYear05	12.48%
10 Years	rr_AverageAnnualReturnYear10	12.80%
The Hartford Equity Income Fund | Return Before Taxes | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.62%	[2]
5 Years	rr_AverageAnnualReturnYear05	12.59%	[2]
10 Years	rr_AverageAnnualReturnYear10	12.91%	[2]
The Hartford Equity Income Fund | Return Before Taxes | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.45%
5 Years	rr_AverageAnnualReturnYear05	12.53%
10 Years	rr_AverageAnnualReturnYear10	12.87%
The Hartford Equity Income Fund | Return Before Taxes | Class F
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.60%	[2]
5 Years	rr_AverageAnnualReturnYear05	12.58%	[2]
10 Years	rr_AverageAnnualReturnYear10	12.85%	[2]
The Hartford Equity Income Fund | After Taxes on Distributions and Sale of Fund Shares | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.41%
5 Years	rr_AverageAnnualReturnYear05	8.32%
10 Years	rr_AverageAnnualReturnYear10	9.41%
The Hartford Equity Income Fund | Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.16%
5 Years	rr_AverageAnnualReturnYear05	11.16%
10 Years	rr_AverageAnnualReturnYear10	12.97%

[1]	Investments of $1 million or more will not be subject to a front-end sales charge, but may be subject to a 1.00% contingent deferred sales charge.
[2]	Class R6 shares commenced operations on November 7, 2014 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.